Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2,103,136	$ 2,279,593		$ 3,435,340
Less: allowance for credit losses	(164,945)	(160,855)	$ (1,884,744)	(164,122)
Accounts receivable, net	1,938,191	2,118,738		3,271,218
Non-current accounts receivable	$ 3,862,004	4,597,214		4,209,546
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable – related party, net				$ 399,465